Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Payables and Accruals [Abstract]
Project-related provisions	$ 118,536	$ 85,039
Dividend payable	24,291	20,812
Derivative instruments	15,422	14,312
Acquisition-related liabilities	15,397
Other	248,645	202,376
Total accrued expenses and other current liabilities	$ 422,291	$ 322,539